Inventories (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Inventories
Raw materials and merchandise	€ 3,890		€ 2,978
Work in progress	10,309		6,504
Total	14,199		€ 9,482
Change in inventory allowance	€ 597	€ 166